Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2025	2024	2023
	USD	USD	USD

Bank balances	22,257,863	13,865,219	6,202,248
Cash on hand	2,513	285,502	36,832
	22,260,376	14,150,721	6,239,080
Less: bank overdrafts	(12,097)	(9,929)	(7,395)
Cash and cash equivalents	22,248,279	14,140,792	6,231,685